ACQUISITIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
ACQUISITIONS
Cash paid at Closing			$ 1,210,000
Fair value of common stock to be issued	$ 0	$ 1,300,000	1,210,000
Payment of assumed liabilities			166,000
Total purchase price			$ 2,586,000